Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of antidilutive securities
	2018	2017

Stock options	31,703,385	21,593,385
Warrants	103,994,927	97,977,851
Convertible promissory notes	24,112,518	14,641,190
Anti-dilutive equity securities	159,810,830	134,212,426